Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	$ 9,243
Expensed exploration expenditures previously capitalised	8	$ (1,800)	$ (2,164)
Intangibles ending	$ 8,621	9,243
Intangible assets finite useful lives	10-20 years
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	$ 10,679	10,875
Addiitons	1,109	2,715
Disposals at cost	(26)	(353)
Increase (decrease) through transfers, intangible assets and goodwill	(401)	(692)
Assets reclassified to held for sale	(1,369)	(97)
Expensed exploration expenditures previously capitalised	8	(1,800)
Effect of changes in foreign exchange	77	31
Intangibles ending	10,077	10,679	10,875
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(1,437)	(1,423)
Amortisation and impairments for the year	(12)	(13)
Amortisation and impairment losses disposed intangible assets	(6)	(2)
Effect of changes in foreign exchange	(2)	2
Intangibles ending	(1,457)	(1,437)	(1,423)
Exploration expenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,856
Intangibles ending	2,715	2,856
Exploration expenses [Member] | US Gulf of Mexico and South America [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets	245
Exploration expenses [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	2,856	3,701
Addiitons	154	246
Disposals at cost	0	0
Increase (decrease) through transfers, intangible assets and goodwill	(276)	(298)
Assets reclassified to held for sale	0	(19)
Expensed exploration expenditures previously capitalised	(73)	(808)
Effect of changes in foreign exchange	56	33
Intangibles ending	2,715	2,856	3,701
Acquisition costs related to oil and gas prospects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	5,907
Intangibles ending	5,363	5,907
Acquisition costs related to oil and gas prospects [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	5,907	5,207
Addiitons	861	2,477
Disposals at cost	0	(311)
Increase (decrease) through transfers, intangible assets and goodwill	(124)	(392)
Assets reclassified to held for sale	(1,369)	(78)
Expensed exploration expenditures previously capitalised	81	(992)
Effect of changes in foreign exchange	6	(3)
Intangibles ending	5,363	5,907	5,207
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	328
Intangibles ending	339	328
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	1,570	1,565
Addiitons	0	0
Disposals at cost	0	0
Increase (decrease) through transfers, intangible assets and goodwill	0	0
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	0	0
Effect of changes in foreign exchange	11	5
Intangibles ending	1,581	1,570	1,565
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(1,242)	(1,242)
Amortisation and impairments for the year	0	0
Amortisation and impairment losses disposed intangible assets	0	0
Effect of changes in foreign exchange	0	0
Intangibles ending	(1,242)	(1,242)	(1,242)
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	151
Intangibles ending	204	151
Other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	346	402
Addiitons	94	(8)
Disposals at cost	(26)	(42)
Increase (decrease) through transfers, intangible assets and goodwill	0	(2)
Assets reclassified to held for sale	0	0
Expensed exploration expenditures previously capitalised	0	0
Effect of changes in foreign exchange	4	(4)
Intangibles ending	419	346	402
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangibles beginning	(195)	(182)
Amortisation and impairments for the year	(12)	(13)
Amortisation and impairment losses disposed intangible assets	(6)	(2)
Effect of changes in foreign exchange	(2)	2
Intangibles ending	(215)	$ (195)	$ (182)
Signature bonuses and acquisition costs [Member] | North America [member] | Unconventional assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments, intangible assets	$ 326